Schedule of investments
Delaware Opportunity Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.02%
Basic Industry — 8.36%
Axalta Coating Systems †	160,500	$4,582,275
Berry Global Group †	208,700	11,726,853
Celanese	54,900	7,133,706
Crown Holdings †	76,700	7,685,340
Graphic Packaging Holding	591,800	10,025,092
Huntsman	451,000	11,338,140
Newmont	76,000	4,551,640
		57,043,046
Business Services — 1.72%
Brink's	99,700	7,178,400
ManpowerGroup	50,200	4,527,036
		11,705,436
Capital Spending — 9.60%
AECOM †	161,200	8,024,536
Allison Transmission Holdings	111,800	4,821,934
AMETEK	37,800	4,571,532
Gates Industrial †	348,200	4,443,032
ITT	164,100	12,638,982
KBR	431,000	13,330,830
Quanta Services	177,100	12,754,742
United Rentals †	21,100	4,893,301
		65,478,889
Consumer Cyclical — 5.26%
Aptiv	62,700	8,169,183
DR Horton	138,900	9,572,988
Johnson Controls International	155,600	7,249,404
Stanley Black & Decker	61,200	10,927,872
		35,919,447
Consumer Services — 9.44%
AutoZone †	4,400	5,215,936
Cable One	2,950	6,571,774
Darden Restaurants	60,300	7,182,936
Dollar Tree †	63,600	6,871,344
Hasbro	58,200	5,444,028
Marriott International Class A	96,600	12,743,472
PVH	30,000	2,816,700
Ross Stores	46,600	5,722,946
VF	80,100	6,841,341
ViacomCBS Class B	133,300	4,966,758
		64,377,235
Consumer Staples — 3.32%
Campbell Soup	66,100	3,195,935
Conagra Brands	149,500	5,420,870
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Kellogg	79,100	$4,922,393
Tyson Foods Class A	66,000	4,253,040
US Foods Holding †	145,200	4,836,612
		22,628,850
Energy — 3.87%
Cabot Oil & Gas	296,000	4,818,880
Hess	225,600	11,909,424
Marathon Oil	850,400	5,672,168
Valero Energy	71,100	4,022,127
		26,422,599
Financial Services — 18.97%
Affiliated Managers Group	51,900	5,278,230
Allstate	84,600	9,300,078
American Financial Group	92,700	8,122,374
Assurant	54,900	7,478,478
Comerica	96,400	5,384,904
East West Bancorp	296,900	15,055,799
Globe Life	73,600	6,989,056
Hancock Whitney	213,965	7,279,089
Hartford Financial Services Group	185,000	9,061,300
KeyCorp	665,200	10,915,932
Raymond James Financial	147,100	14,073,057
Reinsurance Group of America	66,200	7,672,580
Signature Bank	26,700	3,612,243
Synchrony Financial	348,300	12,089,493
Synovus Financial	220,300	7,131,111
		129,443,724
Healthcare — 5.72%
AmerisourceBergen	63,800	6,237,088
Quest Diagnostics	67,300	8,020,141
Service Corp. International	108,500	5,327,350
STERIS	36,700	6,956,118
Syneos Health †	34,900	2,377,737
Zimmer Biomet Holdings	65,500	10,092,895
		39,011,329
Real Estate Investment Trusts — 8.76%
Apartment Income REIT †	186,029	7,145,374
Brandywine Realty Trust	453,000	5,395,230
Host Hotels & Resorts	441,200	6,454,756
Kimco Realty	390,200	5,856,902
Life Storage	85,200	10,172,028
MGM Growth Properties Class A	215,100	6,732,630
Outfront Media	281,700	5,510,052
VEREIT	205,800	7,777,182

NQ-Q5V [12/20] 2/21 (1511407)    1

Schedule of investments
Delaware Opportunity Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Welltower	73,000	$4,717,260
		59,761,414
Technology — 14.05%
Agilent Technologies	86,300	10,225,687
Avnet	170,400	5,982,744
Ciena †	123,000	6,500,550
Citrix Systems	18,200	2,367,820
Fiserv †	33,600	3,825,696
Flex †	596,900	10,732,262
Keysight Technologies †	75,200	9,933,168
ON Semiconductor †	173,400	5,675,382
Qorvo †	51,400	8,546,278
Synopsys †	54,000	13,998,960
Teradyne	126,900	15,214,041
Western Digital	51,800	2,869,202
		95,871,790
Transportation — 3.21%
CSX	38,400	3,484,800
JB Hunt Transport Services	33,900	4,632,435
Kirby †	87,400	4,529,942
Southwest Airlines	198,300	9,242,763
		21,889,940
Utilities — 6.74%
CMS Energy	140,600	8,578,006
Edison International	96,200	6,043,284
MDU Resources Group	177,400	4,672,716
NRG Energy	187,600	7,044,380
Public Service Enterprise Group	166,300	9,695,290
WEC Energy Group	58,300	5,365,349
Xcel Energy	69,300	4,620,231
		46,019,256
Total Common Stock (cost $583,096,381)		675,572,955

	Number of shares	Value (US $)

Short-Term Investments — 1.23%
Money Market Mutual Funds — 1.23%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	2,095,521	$2,095,521
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,095,521	2,095,521
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	2,095,521	2,095,521
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,095,522	2,095,522
Total Short-Term Investments (cost $8,382,085)		8,382,085

Total Value of Securities—100.25% (cost $591,478,466)		683,955,040
Liabilities Net of Receivables and Other Assets—(0.25%)		(1,672,254)
Net Assets Applicable to 23,907,947 Shares Outstanding—100.00%		$682,282,786
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

2    NQ-Q5V [12/20] 2/21 (1511407)